Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 17, 2022	Sep. 30, 2023	Jun. 30, 2023
Related Party Transactions
Accounts payable and accrued liabilities		$ 14,287	$ 12,737
Officers
Related Party Transactions
Accounts payable and accrued liabilities		642	1,373
Telescope | MSA
Related Party Transactions
Accounts payable and accrued liabilities		200	115
Funding period	1 year
Amount of costs incurred		$ 583	$ 764